UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03931

CLIPPER FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

CLIPPER FUNDSM	Schedule of Investments
September 30, 2012 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (98.01%)
CONSUMER DISCRETIONARY – (4.27%)
Automobiles & Components – (2.68%)
Harley-Davidson, Inc.	656,860	$27,831,158
Retailing – (1.59%)
Bed Bath & Beyond Inc. *	262,500	16,537,500
	Total Consumer Discretionary	44,368,658
CONSUMER STAPLES – (18.86%)
Food & Staples Retailing – (17.69%)
Brazil Pharma S.A. (Brazil)	1,100,000	6,592,675
Costco Wholesale Corp.	941,391	94,252,067
CVS Caremark Corp.	1,715,900	83,083,878
		183,928,620
Food, Beverage & Tobacco – (1.17%)
Diageo PLC (United Kingdom)	430,381	12,089,158
	Total Consumer Staples	196,017,778
ENERGY – (7.16%)
Canadian Natural Resources Ltd. (Canada)	2,418,674	74,470,973
	Total Energy	74,470,973
FINANCIALS – (55.73%)
Banks – (3.32%)
Commercial Banks – (3.32%)
SKBHC Holdings LLC *(a)	1,737	6,486,477
Wells Fargo & Co.	811,300	28,014,189
		34,500,666
Diversified Financials – (29.97%)
Capital Markets – (15.36%)
Ameriprise Financial, Inc.	255,169	14,465,531
Bank of New York Mellon Corp.	2,585,889	58,492,809
Goldman Sachs Group, Inc.	73,100	8,310,008
Julius Baer Group Ltd. (Switzerland)	316,400	11,034,471
Oaktree Capital Group LLC, Class A	1,643,709	67,392,069
		159,694,888
Consumer Finance – (12.04%)
American Express Co. (b)	2,202,333	125,224,654
Diversified Financial Services – (2.57%)
Cielo S.A. (Brazil)	239,965	5,988,324
RHJ International (Belgium)*	4,150,595	20,694,837
		26,683,161
		311,602,703
Insurance – (22.44%)
Multi-line Insurance – (6.97%)
Loews Corp. (b)	1,756,800	72,485,568
Property & Casualty Insurance – (9.05%)
Berkshire Hathaway Inc., Class A *	709	94,084,300
Reinsurance – (6.42%)
Alleghany Corp. *	158,303	54,605,037
Everest Re Group, Ltd.	113,500	12,139,960
		66,744,997
		233,314,865
	Total Financials	579,418,234

CLIPPER FUNDSM	Schedule of Investments - (Continued)
September 30, 2012 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (0.98%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.98%)
Roche Holding AG - Genusschein (Switzerland)	54,300	$10,144,083
	Total Health Care	10,144,083
INDUSTRIALS – (2.15%)
Commercial & Professional Services – (2.15%)
Iron Mountain Inc.	656,600	22,396,626
	Total Industrials	22,396,626
INFORMATION TECHNOLOGY – (8.86%)
Semiconductors & Semiconductor Equipment – (1.28%)
Texas Instruments Inc.	485,300	13,370,015
Software & Services – (6.08%)
Google Inc., Class A *	60,000	45,262,200
Microsoft Corp.	603,229	17,946,063
		63,208,263
Technology Hardware & Equipment – (1.50%)
Hewlett-Packard Co.	912,300	15,563,838
	Total Information Technology	92,142,116
	TOTAL COMMON STOCK – (Identified cost $846,420,530)	1,018,958,468
SHORT-TERM INVESTMENTS – (1.91%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 10/01/12, dated 09/28/12, repurchase value of $8,322,118 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.525%-4.50%, 01/01/26-08/01/42, total market value $8,488,440)	$8,322,000	8,322,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.28%, 10/01/12, dated 09/28/12, repurchase value of $11,475,268 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 11/20/41-01/15/42, total market value $11,704,500)	11,475,000	11,475,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $19,797,000)	19,797,000

Total Investments – (99.92%) – (Identified cost $866,217,530) – (c)		1,038,755,468
Other Assets Less Liabilities – (0.08%)		876,603
	Net Assets – (100.00%)	$1,039,632,071

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $6,486,477 or 0.62% of the Fund's net assets as of September 30, 2012.

(b)
A portion of these securities is pledged to cover unfunded capital commitments at September 30, 2012. Unfunded capital commitments represent agreements which obligate a fund to meet capital calls in the future. Payment would be made when a capital call is requested. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined. Unfunded capital commitments are recorded when capital calls are requested. As of September 30, 2012, unfunded capital commitments amounted to $8,213,084.

CLIPPER FUNDSM	Schedule of Investments - (Continued)
September 30, 2012 (Unaudited)

(c)	Aggregate cost for federal income tax purposes is $878,640,040. At September 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$285,867,117
	Unrealized depreciation	(125,751,689)
	Net unrealized appreciation	$160,115,428

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the closing bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security.  Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Fund for equity securities include, but are not limited to, pricing securities by adjusting the value based on changes in an appropriate securities index and applying liquidity discounts.

To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

CLIPPER FUNDSM	Schedule of Investments - (Continued)
September 30, 2012 (Unaudited)

Value Measurements – (Continued)

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$44,368,658	$–	$–	$44,368,658
Consumer staples	196,017,778	–	–	196,017,778
Energy	74,470,973	–	–	74,470,973
Financials	572,931,757	–	6,486,477	579,418,234
Health care	10,144,083	–	–	10,144,083
Industrials	22,396,626	–	–	22,396,626
Information technology	92,142,116	–	–	92,142,116
Short-term securities	–	19,797,000	–	19,797,000
Total Investments	$1,012,471,991	$19,797,000	$6,486,477	$1,038,755,468

Level 2 to Level 1 Transfers*:
Consumer staples	12,089,158
Financials	99,121,377
Health care	10,144,083
Total	$121,354,618

*Application of fair value procedures for securities traded on foreign exchanges triggered the majority of transfers of assets (or investments) between Level 1 and Level 2 of the fair value hierarchy during the three months ended September 30, 2012.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended September 30, 2012:

Investment Securities:
Beginning balance	$7,697,814
Increase in unrealized depreciation	(1,211,337)
Ending balance	$6,486,477

Increase in unrealized depreciation during the period on Level 3 securities still held at September 30, 2012	$(1,211,337)

There were no transfers into or out of Level 3 assets during the period.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value.  Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Fair Value at	Valuation	Unobservable
Investments at Value	September 30, 2012	Technique	Input	Amount
Equity securities	$6,486,477	Index-based value adjustment with liquidity discount	Discount rate	25%

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  November 29, 2012

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  November 29, 2012